UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Dividend Value Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Aerospace & Defense – 1.3%
82,381	General Dynamics Corp	$ 14,101,156
	Banks – 2.9%
334,082	East West Bancorp Inc.	16,811,006
812,911	KeyCorp	13,388,644
	Total Banks	30,199,650
	Biotechnology – 1.8%
264,707	Gilead Sciences Inc.	18,532,137
	Capital Markets – 5.4%
330,003	E*TRADE Financial Corporation	15,397,940
521,559	Morgan Stanley	22,061,946
243,581	Raymond James Financial Inc.	19,608,270
	Total Capital Markets	57,068,156
	Chemicals – 3.9%
131,738	Celanese Corp	12,615,231
317,531	CF Industries Holdings Inc	13,860,228
85,634	Linde PLC	13,959,198
	Total Chemicals	40,434,657
	Communications Equipment – 2.9%
645,780	Cisco Systems Inc.	30,538,936
	Diversified Financial Services – 10.1%
1,090,382	Bank of America Corp	31,043,175
447,958	Citigroup Inc	28,875,373
440,544	JPMorgan Chase & Co	45,596,304
	Total Diversified Financial Services	105,514,852
	Diversified Telecommunication Services – 3.7%
1,299,806	AT&T Inc.	39,072,168
	Electric Utilities – 5.6%
358,851	Evergy Inc	20,569,339
417,329	FirstEnergy Corp	16,359,297
123,558	NextEra Energy Inc.	22,114,411
	Total Electric Utilities	59,043,047

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 0.8%
78,671	Hubbell Inc.	$ 8,601,100
	Energy Equipment & Services – 3.9%
358,581	Chevron Corp	41,111,312
	Equity Real Estate Investment Trust – 5.8%
176,614	Crown Castle International Corp	20,674,435
182,796	Digital Realty Trust Inc.	19,804,119
686,137	Park Hotels & Resorts Inc.	20,632,139
	Total Equity Real Estate Investment Trust	61,110,693
	Food Products – 1.9%
430,341	Mondelez International Inc.	19,907,575
	Health Care Providers & Services – 5.5%
110,452	Cigna Corp	22,069,414
337,554	CVS Health Corp	22,126,665
50,984	UnitedHealth Group Inc.	13,775,877
	Total Health Care Providers & Services	57,971,956
	Hotels, Restaurants & Leisure – 3.4%
149,033	Hilton Worldwide Holdings Inc.	11,099,990
101,761	Royal Caribbean Cruises Ltd	12,216,408
201,939	Six Flags Entertainment Corp	12,437,423
	Total Hotels, Restaurants & Leisure	35,753,821
	Household Durables – 1.5%
753,175	Newell Brands Inc.	15,974,842
	Insurance – 2.4%
609,806	Old Republic International Corp	12,287,591
137,764	Prudential Financial Inc.	12,693,575
	Total Insurance	24,981,166
	IT Services – 1.3%
214,177	DXC Technology Co	13,733,029
	Machinery – 1.2%
93,412	Caterpillar Inc.	12,438,742
	Media – 3.0%
845,296	Comcast Corporation, Class A	30,912,475
	Mortgage Real Estate Investment Trust – 1.7%
808,446	Starwood Property Trust Inc.	17,850,488

Shares	Description (1)	Value
	Multi-Utilities – 5.4%
217,561	Ameren Corp	$15,085,680
374,294	CMS Energy Corp	19,515,689
410,070	Public Service Enterprise Group Inc.	22,369,318
	Total Multi-Utilities	56,970,687
	Oil, Gas & Consumable Fuels – 7.6%
312,487	Anadarko Petroleum Corp	14,790,010
215,645	HollyFrontier Corp	12,149,439
264,176	Marathon Petroleum Corp	17,504,302
306,316	Occidental Petroleum Corp	20,455,783
532,336	Williams Cos Inc/The	14,335,808
	Total Oil, Gas & Consumable Fuels	79,235,342
	Personal Products – 1.4%
275,287	Unilever NV	14,730,607
	Pharmaceuticals – 5.5%
125,374	Allergan PLC	18,051,349
938,674	Pfizer Inc	39,846,711
	Total Pharmaceuticals	57,898,060
	Road & Rail – 1.9%
309,809	CSX Corp	20,354,451
	Semiconductors & Semiconductor Equipment – 4.5%
71,023	Broadcom Inc	19,051,920
59,374	Lam Research Corp	10,068,643
157,832	Xilinx Inc.	17,667,714
	Total Semiconductors & Semiconductor Equipment	46,788,277
	Software – 1.5%
154,802	Microsoft Corp	16,165,973
	Tobacco – 1.5%
327,519	Altria Group Inc	16,163,063
	Total Long-Term Investments (cost $851,052,672)	1,043,158,418

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.2%
	MONEY MARKET FUNDS – 1.2%
12,280,767	First American Treasury Obligations Fund, Class Z	2.268% (2)	$ 12,280,767
	Total Short-Term Investments (cost $12,280,767)		12,280,767
	Total Investments (cost $863,333,439) – 100.5%		1,055,439,185
	Other Assets Less Liabilities – (0.5)%		(5,230,703)
	Net Assets – 100%		$ 1,050,208,482

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,043,158,418	$ —	$ —	$1,043,158,418
Short-Term Investments:
Money Market Funds	12,280,767	—	—	12,280,767
Total	$1,055,439,185	$ —	$ —	$1,055,439,185
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$864,984,430
Gross unrealized:
Appreciation	$221,575,935
Depreciation	(31,121,180)
Net unrealized appreciation (depreciation) of investments	$190,454,755
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Value Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 1.8%
27,979	L3 Technologies Inc.	$ 5,508,506
	Air Freight & Logistics – 1.3%
61,605	XPO Logistics Inc, (2)	3,744,352
	Airlines – 2.3%
40,114	Alaska Air Group Inc	2,565,290
48,303	United Continental Holdings Inc, (2)	4,215,403
	Total Airlines	6,780,693
	Banks – 6.5%
84,553	East West Bancorp Inc.	4,254,707
175,381	Home BancShares Inc/AR	3,211,226
258,941	KeyCorp	4,264,758
14,287	SVB Financial Group, (2)	3,334,300
96,041	Western Alliance Bancorp, (2)	4,252,696
	Total Banks	19,317,687
	Capital Markets – 5.1%
86,093	E*TRADE Financial Corporation	4,017,100
40,136	Evercore Inc, Class A	3,590,165
42,282	Nasdaq Inc.	3,722,507
46,566	Raymond James Financial Inc.	3,748,563
	Total Capital Markets	15,078,335
	Chemicals – 3.4%
53,335	Celanese Corp	5,107,360
113,991	CF Industries Holdings Inc	4,975,707
	Total Chemicals	10,083,067
	Construction & Engineering – 0.6%
45,377	Fluor Corp	1,659,437
	Consumer Finance – 1.2%
54,560	Discover Financial Services	3,682,254
	Electric Utilities – 3.5%
74,512	Evergy Inc	4,271,028
161,016	FirstEnergy Corp	6,311,827
	Total Electric Utilities	10,582,855

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 0.5%
12,971	Hubbell Inc.	$ 1,418,119
	Energy Equipment & Services – 0.7%
64,153	Apergy Corp, (2)	2,156,824
	Entertainment – 2.5%
212,151	Lions Gate Entertainment Corp, (3)	3,897,214
33,596	Take-Two Interactive Software Inc., (2)	3,546,058
	Total Entertainment	7,443,272
	Equity Real Estate Investment Trust – 9.7%
271,632	Brandywine Realty Trust	4,088,062
55,871	Digital Realty Trust Inc.	6,053,064
18,943	Essex Property Trust Inc	5,137,342
155,117	First Industrial Realty Trust Inc	5,075,428
42,459	Mid-America Apartment Communities Inc.	4,300,247
145,460	Park Hotels & Resorts Inc.	4,373,982
	Total Equity Real Estate Investment Trust	29,028,125
	Food Products – 1.6%
64,353	Lamb Weston Holdings Inc.	4,652,722
	Health Care Equipment & Supplies – 2.9%
16,257	Teleflex Inc.	4,446,289
37,844	Zimmer Biomet Holdings Inc	4,146,189
	Total Health Care Equipment & Supplies	8,592,478
	Health Care Providers & Services – 2.4%
34,323	Centene Corp, (2)	4,481,554
13,697	Cigna Corp	2,736,798
	Total Health Care Providers & Services	7,218,352
	Hotels, Restaurants & Leisure – 3.9%
31,550	Hyatt Hotels Corp	2,205,661
136,530	MGM Resorts International	4,019,443
102,330	Norwegian Cruise Line Holdings Ltd, (2)	5,262,832
	Total Hotels, Restaurants & Leisure	11,487,936
	Household Durables – 3.0%
129,372	DR Horton Inc	4,974,353
191,689	Newell Brands Inc.	4,065,724
	Total Household Durables	9,040,077
	Independent Power & Renewable Electricity Producers – 1.5%
108,215	NRG Energy Inc	4,427,076

Shares	Description (1)	Value
	Insurance – 4.9%
105,085	Hartford Financial Services Group Inc/The	$4,930,588
242,129	Old Republic International Corp	4,878,899
29,830	Willis Towers Watson PLC	4,856,026
	Total Insurance	14,665,513
	IT Services – 4.0%
51,918	DXC Technology Co	3,328,982
227,315	First Data Corp, Class A, (2)	5,603,315
143,428	Perspecta Inc	2,875,731
	Total IT Services	11,808,028
	Leisure Products – 1.8%
106,664	Brunswick Corp/DE	5,367,332
	Life Sciences Tools & Services – 1.2%
48,825	Agilent Technologies Inc.	3,713,141
	Machinery – 5.1%
44,621	Crane Co	3,692,834
36,171	Ingersoll-Rand PLC	3,618,547
23,351	Parker-Hannifin Corp	3,848,478
31,596	Stanley Black & Decker Inc	3,994,998
	Total Machinery	15,154,857
	Media – 1.1%
286,738	TEGNA Inc	3,366,304
	Mortgage Real Estate Investment Trust – 2.1%
286,594	Starwood Property Trust Inc.	6,327,995
	Multiline Retail – 1.0%
25,788	Dollar General Corp	2,976,709
	Multi-Utilities – 6.9%
66,354	Ameren Corp	4,600,986
166,868	CenterPoint Energy Inc	5,159,559
204,102	NiSource Inc.	5,567,902
97,052	Public Service Enterprise Group Inc.	5,294,187
	Total Multi-Utilities	20,622,634
	Oil, Gas & Consumable Fuels – 4.9%
53,028	Anadarko Petroleum Corp	2,509,815
63,478	HollyFrontier Corp	3,576,351
208,685	Marathon Oil Corp	3,295,136
102,716	Newfield Exploration Co, (2)	1,877,649

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
81,027	Targa Resources Corp	$ 3,484,971
	Total Oil, Gas & Consumable Fuels	14,743,922
	Pharmaceuticals – 1.2%
119,275	Mylan NV, (2)	3,572,286
	Real Estate Management & Development – 3.7%
24,253	Jones Lang LaSalle Inc.	3,478,123
45,508	SL Green Realty Corp	4,206,304
136,958	Washington Real Estate Investment Trust	3,471,885
	Total Real Estate Management & Development	11,156,312
	Road & Rail – 0.7%
27,300	Genesee & Wyoming Inc., Class A, (2)	2,143,596
	Semiconductors & Semiconductor Equipment – 0.9%
182,842	Cypress Semiconductor Corp	2,536,019
	Software – 3.5%
20,624	Autodesk Inc., (2)	3,035,853
41,339	PTC Inc., (2)	3,505,134
42,046	Synopsys Inc, (2)	3,924,994
	Total Software	10,465,981
	Specialty Retail – 1.3%
63,373	Best Buy Co Inc.	3,754,217
	Total Long-Term Investments (cost $287,405,722)	294,277,013

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.3%
	Money Market Funds – 1.3%
3,885,537	First American Government Obligations Fund, Class X, (4)	2.325% (5)	$ 3,885,537
	Total Investments Purchased with Collateral from Securities Lending (cost $3,885,537)		3,885,537

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.0%
	MONEY MARKET FUNDS – 1.0%
2,875,974	First American Treasury Obligations Fund, Class Z	2.268% (5)	$ 2,875,974
	Total Short-Term Investments (cost $2,875,974)		2,875,974
	Total Investments (cost $294,167,233) – 101.0%		301,038,524
	Other Assets Less Liabilities – (1.0)%		(2,890,781)
	Net Assets – 100%		$ 298,147,743

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$294,277,013	$ —	$ —	$294,277,013
Investments Purchased with Collateral from Securities Lending	3,885,537	—	—	3,885,537
Short-Term Investments:
Money Market Funds	2,875,974	—	—	2,875,974
Total	$301,038,524	$ —	$ —	$301,038,524
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$294,354,294
Gross unrealized:
Appreciation	$ 18,015,139
Depreciation	(11,330,909)
Net unrealized appreciation (depreciation) of investments	$ 6,684,230
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,858,233.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Value Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Air Freight & Logistics – 1.4%
1,229,720	Air Transport Services Group Inc, (2)	$ 29,205,850
	Auto Components – 2.3%
596,600	Cooper Tire & Rubber Co	21,000,320
1,410,924	Dana Inc	24,860,481
	Total Auto Components	45,860,801
	Banks – 17.7%
656,109	Banner Corp	35,784,185
694,382	Berkshire Hills Bancorp Inc.	18,921,910
1,023,000	Cathay General Bancorp	37,973,760
1,086,868	First Busey Corp	26,910,852
636,600	Heartland Financial USA Inc.	28,876,176
1,082,678	Home BancShares Inc/AR	19,823,834
526,652	IBERIABANK Corp	38,914,316
366,306	Pinnacle Financial Partners Inc.	19,696,274
662,547	Preferred Bank/Los Angeles CA	30,848,188
851,793	Renasant Corp	30,255,687
1,165,122	Sterling Bancorp/DE	22,416,947
450,035	Western Alliance Bancorp, (2)	19,927,550
393,537	Wintrust Financial Corp	27,996,222
	Total Banks	358,345,901
	Beverages – 1.1%
1,778,569	Primo Water Corp, (2)	23,174,754
	Building Products – 1.9%
1,062,880	Gibraltar Industries Inc	37,891,672
	Capital Markets – 2.9%
358,446	Evercore Inc, Class A	32,062,995
386,706	Piper Jaffray Cos	26,694,315
	Total Capital Markets	58,757,310
	Chemicals – 1.4%
491,476	Minerals Technologies Inc.	28,785,749
	Commercial Services & Supplies – 3.8%
534,932	Brink's Co/The	39,611,715

Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
945,302	Quad/Graphics Inc	$12,771,030
769,943	SP Plus Corp, (2)	25,485,113
	Total Commercial Services & Supplies	77,867,858
	Communications Equipment – 4.2%
439,725	NETGEAR Inc, (2)	17,417,507
783,239	Plantronics Inc.	30,381,841
1,536,443	Radware Ltd, (2)	37,197,285
	Total Communications Equipment	84,996,633
	Construction & Engineering – 2.9%
1,240,000	Aegion Corp, (2)	22,506,000
328,963	EMCOR Group Inc.	21,458,257
824,801	Tutor Perini Corp, (2)	14,194,825
	Total Construction & Engineering	58,159,082
	Diversified Telecommunication Services – 0.9%
1,969,649	Vonage Holdings Corp, (2)	17,943,502
	Electric Utilities – 1.0%
386,630	El Paso Electric Co	20,305,808
	Electrical Equipment – 0.5%
131,294	Regal Beloit Corp	10,078,127
	Electronic Equipment, Instruments & Components – 2.7%
—	Arlo Technologies	3
393,299	SYNNEX Corp	38,055,611
1,522,133	TTM Technologies Inc., (2)	17,474,087
	Total Electronic Equipment, Instruments & Components	55,529,701
	Energy Equipment & Services – 2.5%
560,930	Apergy Corp, (2)	18,858,467
1,961,000	ProPetro Holding Corp, (2)	32,042,740
	Total Energy Equipment & Services	50,901,207
	Equity Real Estate Investment Trust – 8.4%
2,237,601	Brandywine Realty Trust	33,675,895
1,249,744	Kite Realty Group Trust	20,783,243
1,247,723	Preferred Apartment Communities Inc	19,838,796
1,829,783	RLJ Lodging Trust	33,942,474
1,227,557	STAG Industrial Inc	33,843,746
2,517,464	Summit Hotel Properties Inc	28,120,073
	Total Equity Real Estate Investment Trust	170,204,227

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Food Products – 1.0%
1,666,597	Hostess Brands Inc, (2)	$ 19,149,200
	Gas Utilities – 2.7%
658,120	South Jersey Industries Inc	19,598,813
442,091	Spire Inc	35,088,763
	Total Gas Utilities	54,687,576
	Health Care Equipment & Supplies – 1.2%
710,235	Natus Medical Inc, (2)	23,963,329
	Health Care Providers & Services – 0.9%
287,803	AMN Healthcare Services Inc., (2)	18,646,756
	Household Durables – 2.9%
1,043,542	La-Z-Boy Inc.	30,909,714
1,025,169	M/I Homes Inc	27,156,727
	Total Household Durables	58,066,441
	Insurance – 3.6%
227,127	AMERISAFE Inc	13,493,615
275,064	Argo Group International Holdings Ltd	18,357,771
1,717,060	CNO Financial Group Inc	30,701,033
269,240	Horace Mann Educators Corp	11,213,846
	Total Insurance	73,766,265
	Interactive Media & Services – 1.7%
1,235,672	Cars.com Inc, (2)	33,746,202
	Leisure Products – 0.5%
210,281	Brunswick Corp/DE	10,581,340
	Machinery – 1.6%
2,394,951	Milacron Holdings Corp, (2)	33,194,021
	Media – 1.0%
367,967	Meredith Corp, (3)	19,969,569
	Metals & Mining – 3.1%
1,230,426	Allegheny Technologies Inc	33,701,368
2,587,514	SunCoke Energy Inc	29,083,657
	Total Metals & Mining	62,785,025
	Mortgage Real Estate Investment Trust – 1.3%
1,617,020	Invesco Mortgage Capital Inc.	26,034,022
	Multiline Retail – 0.5%
311,462	Big Lots Inc	9,823,511

Shares	Description (1)	Value
	Multi-Utilities – 1.5%
456,712	Black Hills Corp	$ 31,006,178
	Oil, Gas & Consumable Fuels – 3.1%
2,258,100	Callon Petroleum Co, (2)	18,380,934
740,350	Delek US Holdings Inc.	24,068,779
2,615,326	Southwestern Energy Co, (2)	11,428,975
711,721	WPX Energy Inc, (2)	8,725,699
	Total Oil, Gas & Consumable Fuels	62,604,387
	Pharmaceuticals – 0.9%
644,680	Prestige Consumer Healthcare Inc, (2)	17,999,466
	Professional Services – 1.2%
549,848	Korn/Ferry International	25,073,069
	Real Estate Management & Development – 1.5%
1,171,918	Washington Real Estate Investment Trust	29,708,121
	Semiconductors & Semiconductor Equipment – 1.4%
972,414	Cypress Semiconductor Corp	13,487,382
181,091	MKS Instruments Inc	14,782,459
	Total Semiconductors & Semiconductor Equipment	28,269,841
	Software – 2.6%
296,307	Alarmcom Holdings Inc, (2)	18,646,600
2,992,488	TiVo Corp	33,306,391
	Total Software	51,952,991
	Specialty Retail – 1.6%
644,507	Aaron's Inc.	32,264,020
	Textiles, Apparel & Luxury Goods – 0.7%
316,982	Culp Inc	6,054,356
222,286	G-III Apparel Group Ltd, (2)	7,751,113
	Total Textiles, Apparel & Luxury Goods	13,805,469
	Thrifts & Mortgage Finance – 5.6%
1,019,688	Flagstar Bancorp Inc.	31,457,375
1,495,522	Ladder Capital Corp	25,887,486
1,687,860	Radian Group Inc	32,474,426
545,829	WSFS Financial Corp	23,017,609
	Total Thrifts & Mortgage Finance	112,836,896
	Water Utilities – 1.6%
672,880	California Water Service Group	33,321,018
	Total Long-Term Investments (cost $2,065,427,392)	2,011,262,895

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%
	Money Market Funds – 1.0%
19,936,200	First American Government Obligations Fund, Class X, (4)	2.325% (5)	$ 19,936,200
	Total Investments Purchased with Collateral from Securities Lending (cost $19,936,200)		19,936,200

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.0%
	MONEY MARKET FUNDS – 1.0%
20,297,211	First American Treasury Obligations Fund, Class Z	2.268% (5)	$ 20,297,211
	Total Short-Term Investments (cost $20,297,211)		20,297,211
	Total Investments (cost $2,105,660,803) – 101.3%		2,051,496,306
	Other Assets Less Liabilities – (1.3)%		(26,675,458)
	Net Assets – 100%		$ 2,024,820,848
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,011,262,895	$ —	$ —	$2,011,262,895
Investments Purchased with Collateral from Securities Lending	19,936,200	—	—	19,936,200
Short-Term Investments:
Money Market Funds	20,297,211	—	—	20,297,211
Total	$2,051,496,306	$ —	$ —	$2,051,496,306

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$2,109,801,961
Gross unrealized:
Appreciation	$ 117,783,034
Depreciation	(176,088,689)
Net unrealized appreciation (depreciation) of investments	$ (58,305,655)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,406,952.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.8%
	COMMON STOCKS – 100.8%
	Aerospace & Defense – 4.7%
35,873	L3 Technologies Inc.	$7,062,676
136,592	Textron Inc	7,270,792
23,773	TransDigm Group Inc., (2)	9,295,243
	Total Aerospace & Defense	23,628,711
	Air Freight & Logistics – 0.8%
63,748	XPO Logistics Inc, (2)	3,874,604
	Airlines – 1.2%
92,538	Alaska Air Group Inc	5,917,805
	Banks – 2.0%
104,313	East West Bancorp Inc.	5,249,030
103,007	Western Alliance Bancorp, (2)	4,561,150
	Total Banks	9,810,180
	Biotechnology – 0.8%
26,783	Sage Therapeutics Inc., (2)	3,818,988
	Capital Markets – 8.0%
175,367	E*TRADE Financial Corporation	8,182,624
38,698	Moody's Corp	6,134,020
47,188	MSCI Inc	8,034,701
53,566	Nasdaq Inc.	4,715,951
71,396	Raymond James Financial Inc.	5,747,378
122,370	TD Ameritrade Holding Corp	6,846,601
	Total Capital Markets	39,661,275
	Chemicals – 2.4%
38,921	Celanese Corp	3,727,075
124,268	CF Industries Holdings Inc	5,424,298
29,217	Ingevity Corporation, (2)	2,748,443
	Total Chemicals	11,899,816
	Diversified Consumer Services – 1.0%
56,282	Grand Canyon Education Inc, (2)	5,230,849
	Electrical Equipment – 2.6%
67,899	AMETEK Inc	4,949,837

Shares	Description (1)	Value
	Electrical Equipment (continued)
47,892	Rockwell Automation Inc.	$ 8,118,652
	Total Electrical Equipment	13,068,489
	Electronic Equipment, Instruments & Components – 3.1%
96,350	Amphenol Corp, Class A	8,471,092
86,572	CDW Corp/DE	7,208,851
	Total Electronic Equipment, Instruments & Components	15,679,943
	Entertainment – 1.6%
73,226	Take-Two Interactive Software Inc., (2)	7,729,004
	Health Care Equipment & Supplies – 6.6%
40,077	DexCom Inc., (2)	5,652,059
59,715	Edwards Lifesciences Corp, (2)	10,176,630
73,140	Insulet Corp, (2)	5,938,237
79,451	Novocure Ltd, (2)	3,893,099
20,185	Teleflex Inc.	5,520,597
13,953	Zimmer Biomet Holdings Inc	1,528,691
	Total Health Care Equipment & Supplies	32,709,313
	Health Care Providers & Services – 4.5%
75,697	Centene Corp, (2)	9,883,757
39,183	Cigna Corp	7,829,155
72,993	HealthEquity Inc, (2)	4,550,384
	Total Health Care Providers & Services	22,263,296
	Health Care Technology – 0.6%
48,254	Teladoc Health Inc., (2)	3,097,907
	Hotels, Restaurants & Leisure – 5.1%
372,005	MGM Resorts International	10,951,827
140,701	Norwegian Cruise Line Holdings Ltd, (2)	7,236,253
57,708	Wynn Resorts Ltd	7,098,661
	Total Hotels, Restaurants & Leisure	25,286,741
	Industrial Conglomerates – 1.0%
17,465	Roper Technologies Inc.	4,947,136
	Interactive Media & Services – 2.8%
46,749	IAC/InterActiveCorp	9,877,129
121,616	Twitter Inc, (2)	4,081,433
	Total Interactive Media & Services	13,958,562
	Internet & Direct Marketing Retail – 1.9%
77,800	Expedia Group Inc	9,277,650

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	IT Services – 13.6%
116,330	DXC Technology Co	$7,459,080
580,472	First Data Corp, Class A, (2)	14,308,635
70,063	Fiserv Inc, (2)	5,810,324
24,209	FleetCor Technologies Inc, (2)	4,885,618
76,640	GoDaddy Inc, Class A, (2)	5,259,803
175,484	Perspecta Inc	3,518,454
23,942	Shopify Inc, Class A, (2)	4,033,509
115,503	Total System Services Inc	10,350,224
33,699	Wix.com Ltd, (2)	3,684,986
100,467	Worldpay Inc., Class A, (2)	8,386,985
	Total IT Services	67,697,618
	Life Sciences Tools & Services – 4.4%
345,884	Accelerate Diagnostics Inc, (2)	6,298,548
51,456	IQVIA Holdings Inc., (2)	6,638,338
37,896	Waters Corp, (2)	8,762,313
	Total Life Sciences Tools & Services	21,699,199
	Machinery – 0.9%
33,205	IDEX Corp	4,577,641
	Media – 0.6%
81,061	Liberty Media Corp-Liberty SiriusXM, (2)	3,224,607
	Multiline Retail – 1.7%
73,156	Dollar General Corp	8,444,397
	Oil, Gas & Consumable Fuels – 1.3%
421,786	Marathon Oil Corp	6,660,001
	Professional Services – 1.4%
133,173	IHS Markit Ltd, (2)	6,914,342
	Road & Rail – 0.5%
24,377	Kansas City Southern	2,577,868
	Semiconductors & Semiconductor Equipment – 4.0%
76,772	Lam Research Corp	13,018,996
139,050	Marvell Technology Group Ltd	2,576,596
32,362	Monolithic Power Systems Inc	4,095,735
	Total Semiconductors & Semiconductor Equipment	19,691,327
	Software – 12.1%
44,456	Atlassian Corp PLC, Class A, (2)	4,374,470
74,152	Autodesk Inc., (2)	10,915,175

Shares	Description (1)	Value
	Software (continued)
193,343	Cadence Design Systems Inc., (2)	$9,286,264
193,885	Dropbox Inc, Class A, (2)	4,790,898
69,719	Mimecast Ltd, (2)	2,619,343
23,172	Palo Alto Networks Inc, (2)	4,977,809
84,614	PTC Inc., (2)	7,174,421
30,430	ServiceNow Inc, (2)	6,695,209
54,992	Splunk Inc, (2)	6,865,201
18,679	Trade Desk Inc/The, Class A, (2)	2,665,120
	Total Software	60,363,910
	Specialty Retail – 6.3%
30,830	O'Reilly Automotive Inc, (2)	10,625,868
61,043	Ross Stores Inc	5,623,281
79,210	Tractor Supply Co	6,764,534
28,462	Ulta Beauty Inc, (2)	8,308,627
	Total Specialty Retail	31,322,310
	Technology Hardware, Storage & Peripherals – 1.4%
111,682	NetApp Inc	7,121,961
	Textiles, Apparel & Luxury Goods – 1.9%
112,775	VF Corp	9,492,272
	Total Long-Term Investments (cost $410,825,791)	501,647,722
	Other Assets Less Liabilities – (0.8)%	(4,017,603)
	Net Assets – 100%	$ 497,630,119
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$501,647,722	$ —	$ —	$501,647,722
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$416,523,787
Gross unrealized:
Appreciation	$ 98,129,034
Depreciation	(13,005,099)
Net unrealized appreciation (depreciation) of investments	$ 85,123,935
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.8%
	COMMON STOCKS – 95.7%
	Aerospace & Defense – 2.6%
21,969	Mercury Systems Inc., (2)	$1,288,043
15,228	Moog Inc, Class A	1,362,449
	Total Aerospace & Defense	2,650,492
	Banks – 3.3%
30,465	Cathay General Bancorp	1,130,861
63,323	Home BancShares Inc/AR	1,159,444
22,353	Preferred Bank/Los Angeles CA	1,040,756
	Total Banks	3,331,061
	Biotechnology – 4.7%
38,537	Array BioPharma Inc, (2)	719,486
15,347	Autolus Therapeutics PLC, (2), (3)	405,314
26,483	CareDx Inc, (2)	742,319
36,217	Fate Therapeutics Inc, (2)	548,325
33,844	Immunomedics Inc, (2), (3)	500,553
2,710	Ligand Pharmaceuticals Inc., (2)	320,051
19,584	Repligen Corp, (2)	1,116,484
49,659	Viking Therapeutics Inc, (2), (3)	405,217
	Total Biotechnology	4,757,749
	Building Products – 2.9%
30,681	CSW Industrials Inc, (2)	1,584,674
37,662	Gibraltar Industries Inc	1,342,650
	Total Building Products	2,927,324
	Capital Markets – 1.4%
15,443	Evercore Inc, Class A	1,381,376
	Chemicals – 4.5%
79,506	Ferro Corp	1,325,365
49,058	GCP Applied Technologies Inc, (2)	1,236,261
21,042	Ingevity Corporation, (2)	1,979,421
	Total Chemicals	4,541,047
	Commercial Services & Supplies – 5.3%
53,736	Casella Waste Systems Inc, Class A, (2)	1,618,528
40,409	HNI Corp	1,570,698
61,288	Interface Inc.	1,005,736

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
11,302	MSA Safety Inc.	$ 1,132,235
	Total Commercial Services & Supplies	5,327,197
	Communications Equipment – 3.0%
31,934	Lumentum Holdings Inc., (2)	1,561,892
37,729	Plantronics Inc.	1,463,508
	Total Communications Equipment	3,025,400
	Construction & Engineering – 1.7%
37,568	MasTec Inc, (2)	1,667,268
	Consumer Finance – 1.5%
19,800	Green Dot Corp, Class A, (2)	1,465,596
	Entertainment – 1.4%
16,932	World Wrestling Entertainment Inc, Class A	1,394,181
	Food Products – 1.5%
82,376	Nomad Foods Ltd, (2)	1,509,952
	Health Care Equipment & Supplies – 9.7%
49,272	AtriCure Inc., (2)	1,524,968
19,319	Insulet Corp, (2)	1,568,510
15,180	iRhythm Technologies Inc, (2)	1,290,300
11,111	LivaNova PLC, (2)	1,025,767
34,105	Merit Medical Systems Inc., (2)	1,927,956
28,452	Novocure Ltd, (2)	1,394,148
29,220	STAAR Surgical Co, (2)	1,044,031
	Total Health Care Equipment & Supplies	9,775,680
	Health Care Providers & Services – 3.8%
7,932	Amedisys Inc, (2)	1,040,361
21,781	AMN Healthcare Services Inc., (2)	1,411,191
12,418	LHC Group Inc., (2)	1,312,955
	Total Health Care Providers & Services	3,764,507
	Health Care Technology – 4.4%
19,397	Omnicell Inc, (2)	1,263,327
18,943	Tabula Rasa HealthCare Inc, (2)	1,141,884
16,086	Teladoc Health Inc., (2)	1,032,721
23,526	Vocera Communications Inc., (2)	960,331
	Total Health Care Technology	4,398,263
	Hotels, Restaurants & Leisure – 5.3%
39,665	Eldorado Resorts Inc, (2)	1,849,183
13,338	Jack in the Box Inc.	1,079,711

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
23,879	Papa John's International Inc, (3)	$1,009,843
21,662	Wingstop Inc	1,422,110
	Total Hotels, Restaurants & Leisure	5,360,847
	Household Durables – 1.9%
31,997	La-Z-Boy Inc.	947,751
16,755	LGI Homes Inc., (2), (3)	993,572
	Total Household Durables	1,941,323
	Insurance – 1.2%
20,387	Kinsale Capital Group Inc	1,182,446
	Internet & Direct Marketing Retail – 1.4%
25,780	Etsy Inc., (2)	1,408,877
	IT Services – 1.7%
28,279	InterXion Holding NV, (2)	1,697,871
	Leisure Products – 1.2%
29,676	Malibu Boats Inc, Class A, (2)	1,203,362
	Life Sciences Tools & Services – 2.2%
33,402	Cambrex Corp, (2)	1,457,997
7,427	PRA Health Sciences Inc, (2)	787,039
	Total Life Sciences Tools & Services	2,245,036
	Machinery – 1.3%
35,186	Kennametal Inc	1,322,290
	Multiline Retail – 1.5%
19,296	Ollie's Bargain Outlet Holdings Inc, (2)	1,508,368
	Oil, Gas & Consumable Fuels – 1.6%
92,653	Callon Petroleum Co, (2)	754,195
44,347	Matador Resources Co, (2)	864,767
	Total Oil, Gas & Consumable Fuels	1,618,962
	Pharmaceuticals – 0.3%
6,399	MyoKardia Inc., (2)	264,791
	Professional Services – 1.4%
30,824	Korn/Ferry International	1,405,574
	Road & Rail – 1.0%
31,055	Knight-Swift Transportation Holdings Inc, Class A	985,996

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 3.7%
30,513	Brooks Automation Inc	$949,870
45,975	Entegris Inc.	1,519,474
9,528	Monolithic Power Systems Inc	1,205,863
	Total Semiconductors & Semiconductor Equipment	3,675,207
	Software – 10.5%
43,454	Mimecast Ltd, (2)	1,632,567
19,837	New Relic Inc., (2)	2,016,431
35,533	Rapid7 Inc, (2)	1,427,716
25,034	RealPage Inc, (2)	1,396,146
48,196	SailPoint Technologies Holding Inc, (2)	1,375,996
14,794	SendGrid Inc., (2)	800,059
25,763	Smartsheet Inc, Class A, (2)	808,443
18,386	Varonis Systems Inc, (2)	1,086,245
591,081	VideoPropulsion Inc., (2), (4)	1
	Total Software	10,543,604
	Specialty Retail – 4.0%
30,933	Aaron's Inc.	1,548,506
64,234	American Eagle Outfitters Inc.	1,356,622
11,894	Children's Place Inc/The	1,150,863
	Total Specialty Retail	4,055,991
	Technology Hardware, Storage & Peripherals – 1.0%
55,927	Pure Storage Inc, Class A, (2)	1,001,652
	Textiles, Apparel & Luxury Goods – 1.8%
55,786	Steven Madden Ltd	1,821,413
	Trading Companies & Distributors – 1.0%
18,973	SiteOne Landscape Supply Inc., (2)	1,011,261
	Total Common Stocks (cost $85,920,332)	96,171,964

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.1%
25,224	SPDR S&P Biotech ETF, (3)	$ 2,108,727
	Total Exchange-Traded Funds (cost $1,956,992)	2,108,727
	Total Long-Term Investments (cost $87,877,324)	98,280,691

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.3%
	Money Market Funds – 5.3%
5,325,548	First American Government Obligations Fund, Class X, (6)	2.325% (7)	$ 5,325,548
	Total Investments Purchased with Collateral from Securities Lending (cost $5,325,548)		5,325,548

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.3%
	MONEY MARKET FUNDS – 2.3%
2,249,818	First American Treasury Obligations Fund, Class Z	2.268% (7)	$ 2,249,818
	Total Short-Term Investments (cost $2,249,818)		2,249,818
	Total Investments (cost $95,452,690) – 105.4%		105,856,057
	Other Assets Less Liabilities – (5.4)%		(5,385,665)
	Net Assets – 100%		$ 100,470,392
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 96,171,963	$ —	$ 1	$ 96,171,964
Exchange-Traded Funds	2,108,727	—	—	2,108,727
Investments Purchased with Collateral from Securities Lending	5,325,548	—	—	5,325,548
Short-Term Investments:
Money Market Funds	2,249,818	—	—	2,249,818
Total	$105,856,056	$ —	$ 1	$105,856,057

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$95,609,198
Gross unrealized:
Appreciation	$15,625,589
Depreciation	(5,378,730)
Net unrealized appreciation (depreciation) of investments	$10,246,859
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,226,690.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

Nuveen Large Cap Select Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 1.7%
4,106	Lockheed Martin Corp	$ 1,189,467
	Air Freight & Logistics – 1.4%
16,389	XPO Logistics Inc, (2)	996,123
	Airlines – 1.4%
19,355	Delta Air Lines Inc	956,718
	Banks – 1.4%
20,270	East West Bancorp Inc.	1,019,986
	Biotechnology – 3.3%
22,027	Gilead Sciences Inc.	1,542,110
4,036	Vertex Pharmaceuticals Inc., (2)	770,513
	Total Biotechnology	2,312,623
	Capital Markets – 6.7%
39,505	E*TRADE Financial Corporation	1,843,303
42,514	Morgan Stanley	1,798,342
13,324	Raymond James Financial Inc.	1,072,582
	Total Capital Markets	4,714,227
	Chemicals – 2.7%
22,157	CF Industries Holdings Inc	967,153
5,975	Linde PLC	973,985
	Total Chemicals	1,941,138
	Diversified Financial Services – 7.5%
54,741	Bank of America Corp	1,558,476
36,376	Citigroup Inc	2,344,797
13,113	JPMorgan Chase & Co	1,357,196
	Total Diversified Financial Services	5,260,469
	Diversified Telecommunication Services – 2.7%
64,224	AT&T Inc.	1,930,573
	Electric Utilities – 3.8%
28,070	Exelon Corp	1,340,623
34,772	FirstEnergy Corp	1,363,063
	Total Electric Utilities	2,703,686

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 2.5%
5,656	American Tower Corporation, REIT	$977,583
2,041	Equinix Inc.	804,154
	Total Equity Real Estate Investment Trust	1,781,737
	Health Care Equipment & Supplies – 2.1%
39,471	Boston Scientific Corp, (2)	1,505,819
	Health Care Providers & Services – 8.3%
11,934	Cigna Corp	2,384,533
27,393	CVS Health Corp	1,795,611
5,490	Humana Inc.	1,696,355
	Total Health Care Providers & Services	5,876,499
	Hotels, Restaurants & Leisure – 4.8%
44,045	MGM Resorts International	1,296,685
20,225	Norwegian Cruise Line Holdings Ltd, (2)	1,040,172
8,510	Wynn Resorts Ltd	1,046,815
	Total Hotels, Restaurants & Leisure	3,383,672
	Household Durables – 2.2%
72,757	Newell Brands Inc.	1,543,176
	Insurance – 1.7%
12,914	Prudential Financial Inc.	1,189,896
	Interactive Media & Services – 3.8%
1,680	Alphabet Inc., Class A, (2)	1,891,495
17,740	Tencent Holdings Ltd, ADR, (3)	791,382
	Total Interactive Media & Services	2,682,877
	Internet & Direct Marketing Retail – 5.0%
5,177	Alibaba Group Holding Ltd, Sponsored ADR, (2)	872,273
1,527	Amazon.com Inc, (2)	2,624,500
	Total Internet & Direct Marketing Retail	3,496,773
	IT Services – 9.0%
19,282	DXC Technology Co	1,236,362
83,074	First Data Corp, Class A, (2)	2,047,774
7,311	Mastercard Inc.	1,543,571
30,761	Perspecta Inc	616,758
10,404	Worldpay Inc., Class A, (2)	868,526
	Total IT Services	6,312,991
	Media – 2.4%
46,080	Comcast Corporation, Class A	1,685,146

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 4.7%
17,360	Anadarko Petroleum Corp	$821,649
19,881	Marathon Petroleum Corp	1,317,315
17,689	Occidental Petroleum Corp	1,181,271
	Total Oil, Gas & Consumable Fuels	3,320,235
	Pharmaceuticals – 3.1%
9,058	Allergan PLC	1,304,171
29,554	Mylan NV, (2)	885,142
	Total Pharmaceuticals	2,189,313
	Road & Rail – 1.2%
12,745	CSX Corp	837,347
	Semiconductors & Semiconductor Equipment – 4.1%
4,829	Broadcom Inc	1,295,379
4,637	Lam Research Corp	786,343
23,393	Marvell Technology Group Ltd	433,472
9,251	Micron Technology Inc, (2)	353,573
	Total Semiconductors & Semiconductor Equipment	2,868,767
	Software – 12.1%
5,039	Adobe Inc., (2)	1,248,765
8,376	Autodesk Inc., (2)	1,232,947
4,443	Intuit Inc.	958,888
30,099	Microsoft Corp	3,143,239
7,077	salesforce.com Inc., (2)	1,075,492
3,858	ServiceNow Inc, (2)	848,837
	Total Software	8,508,168
	Total Long-Term Investments (cost $68,948,425)	70,207,426

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.1%
	Money Market Funds – 1.1%
803,462	First American Government Obligations Fund, Class X, (4)	2.325% (5)	$ 803,462
	Total Investments Purchased with Collateral from Securities Lending (cost $803,462)		803,462

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MONEY MARKET FUNDS – 0.6%
400,251	First American Treasury Obligations Fund, Class Z	2.268% (5)	$ 400,250
	Total Short-Term Investments (cost $400,250)		400,250
	Total Investments (cost $70,152,137) – 101.3%		71,411,138
	Other Assets Less Liabilities – (1.3)%		(919,587)
	Net Assets – 100%		$ 70,491,551
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$70,207,426	$ —	$ —	$70,207,426
Investments Purchased with Collateral from Securities Lending	803,462	—	—	803,462
Short-Term Investments:
Money Market Funds	400,250	—	—	400,250
Total	$71,411,138	$ —	$ —	$71,411,138
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$70,184,972
Gross unrealized:
Appreciation	$ 4,049,544
Depreciation	(2,823,378)
Net unrealized appreciation (depreciation) of investments	$ 1,226,166

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $783,441.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen Small Cap Select Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 98.2%
	Aerospace & Defense – 1.4%
16,000	Moog Inc, Class A	$ 1,431,520
	Auto Components – 1.1%
32,406	Cooper Tire & Rubber Co	1,140,691
	Banks – 10.8%
21,100	Banner Corp	1,150,794
32,400	Cathay General Bancorp	1,202,688
79,700	Home BancShares Inc/AR	1,459,307
17,900	IBERIABANK Corp	1,322,631
29,700	Preferred Bank/Los Angeles CA	1,382,832
36,300	Renasant Corp	1,289,376
58,400	Sterling Bancorp/DE	1,123,616
23,900	Western Alliance Bancorp, (2)	1,058,292
14,300	Wintrust Financial Corp	1,017,302
	Total Banks	11,006,838
	Biotechnology – 3.7%
11,700	Autolus Therapeutics PLC, (2), (3)	308,997
17,900	Emergent BioSolutions Inc, (2)	1,116,781
38,079	Fate Therapeutics Inc, (2)	576,516
24,400	Immunomedics Inc, (2), (3)	360,876
3,950	Ligand Pharmaceuticals Inc., (2)	466,495
12,100	Repligen Corp, (2)	689,821
30,600	Viking Therapeutics Inc, (2), (3)	249,696
	Total Biotechnology	3,769,182
	Building Products – 2.9%
28,900	CSW Industrials Inc, (2)	1,492,685
39,900	Gibraltar Industries Inc	1,422,435
	Total Building Products	2,915,120
	Capital Markets – 1.5%
17,000	Evercore Inc, Class A	1,520,650
	Chemicals – 3.3%
91,800	Ferro Corp	1,530,306
19,891	Ingevity Corporation, (2)	1,871,146
	Total Chemicals	3,401,452

Shares	Description (1)	Value
	Commercial Services & Supplies – 5.3%
55,374	Casella Waste Systems Inc, Class A, (2)	$1,667,865
39,600	HNI Corp	1,539,252
83,500	Interface Inc.	1,370,235
8,835	MSA Safety Inc.	885,090
	Total Commercial Services & Supplies	5,462,442
	Communications Equipment – 3.6%
25,400	Lumentum Holdings Inc., (2)	1,242,314
22,250	NETGEAR Inc, (2)	881,323
39,690	Plantronics Inc.	1,539,575
	Total Communications Equipment	3,663,212
	Construction & Engineering – 1.4%
33,254	MasTec Inc, (2)	1,475,812
	Electronic Equipment, Instruments & Components – 1.3%
24,740	Belden Inc.	1,326,311
	Energy Equipment & Services – 1.2%
74,200	ProPetro Holding Corp, (2)	1,212,428
	Equity Real Estate Investment Trust – 5.5%
90,700	Brandywine Realty Trust	1,365,035
59,400	Industrial Logistics Properties Trust	1,276,506
58,800	STAG Industrial Inc	1,621,116
119,989	Summit Hotel Properties Inc	1,340,277
	Total Equity Real Estate Investment Trust	5,602,934
	Food Products – 1.5%
81,900	Nomad Foods Ltd, (2)	1,501,227
	Gas Utilities – 1.8%
23,508	Southwest Gas Holdings Inc.	1,841,147
	Health Care Equipment & Supplies – 4.0%
35,100	AtriCure Inc., (2)	1,086,345
14,000	Insulet Corp, (2)	1,136,660
8,100	LivaNova PLC, (2)	747,792
22,000	Novocure Ltd, (2)	1,078,000
	Total Health Care Equipment & Supplies	4,048,797
	Health Care Providers & Services – 3.6%
19,600	AMN Healthcare Services Inc., (2)	1,269,884
14,400	LHC Group Inc., (2)	1,522,512
42,200	Tivity Health Inc., (2)	939,372
	Total Health Care Providers & Services	3,731,768

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 4.1%
21,594	Dave & Buster's Entertainment Inc., (2)	$1,111,011
8,153	Jack in the Box Inc.	659,985
24,700	Papa John's International Inc, (3)	1,044,563
58,039	Penn National Gaming Inc, (2)	1,406,866
	Total Hotels, Restaurants & Leisure	4,222,425
	Household Durables – 2.3%
38,715	La-Z-Boy Inc.	1,146,738
26,047	Meritage Homes Corp, (2)	1,174,199
	Total Household Durables	2,320,937
	Insurance – 2.7%
85,969	CNO Financial Group Inc	1,537,126
20,500	Kinsale Capital Group Inc	1,189,000
	Total Insurance	2,726,126
	Internet & Direct Marketing Retail – 1.1%
19,961	Etsy Inc., (2)	1,090,869
	IT Services – 1.1%
19,500	InterXion Holding NV, (2)	1,170,780
	Life Sciences Tools & Services – 2.7%
36,000	Cambrex Corp, (2)	1,571,400
18,200	Medpace Holdings Inc, (2)	1,172,080
	Total Life Sciences Tools & Services	2,743,480
	Machinery – 1.4%
36,953	Kennametal Inc	1,388,694
	Media – 1.0%
40,463	The New York Times Co.	1,040,304
	Mortgage Real Estate Investment Trust – 1.2%
162,000	MFA Financial Inc	1,187,460
	Multiline Retail – 0.5%
16,418	Big Lots Inc	517,824
	Multi-Utilities – 1.7%
26,195	Black Hills Corp	1,778,379
	Oil, Gas & Consumable Fuels – 2.5%
147,000	Callon Petroleum Co, (2)	1,196,580
41,200	Delek US Holdings Inc.	1,339,412
	Total Oil, Gas & Consumable Fuels	2,535,992

Shares	Description (1)	Value
	Paper & Forest Products – 1.0%
22,045	Domtar Corp	$ 1,033,910
	Pharmaceuticals – 1.8%
63,500	Horizon Pharma Plc, (2)	1,364,615
18,076	Prestige Consumer Healthcare Inc, (2)	504,682
	Total Pharmaceuticals	1,869,297
	Professional Services – 1.5%
33,800	Korn/Ferry International	1,541,280
	Road & Rail – 1.0%
31,692	Knight-Swift Transportation Holdings Inc, Class A	1,006,221
	Semiconductors & Semiconductor Equipment – 2.8%
46,300	Entegris Inc.	1,530,215
10,317	Monolithic Power Systems Inc	1,305,719
	Total Semiconductors & Semiconductor Equipment	2,835,934
	Software – 7.1%
27,300	Mimecast Ltd, (2)	1,025,661
15,150	New Relic Inc., (2)	1,539,997
33,212	Rapid7 Inc, (2)	1,334,458
18,665	RealPage Inc, (2)	1,040,947
45,350	SailPoint Technologies Holding Inc, (2)	1,294,743
16,484	Varonis Systems Inc, (2)	973,875
	Total Software	7,209,681
	Specialty Retail – 3.5%
27,690	Aaron's Inc.	1,386,161
53,296	American Eagle Outfitters Inc.	1,125,612
11,125	Children's Place Inc/The	1,076,455
	Total Specialty Retail	3,588,228
	Textiles, Apparel & Luxury Goods – 1.1%
34,940	Steven Madden Ltd	1,140,791
	Thrifts & Mortgage Finance – 2.2%
99,600	Bridgewater Bancshares Inc, (2)	1,110,540
61,400	Radian Group Inc	1,181,336
	Total Thrifts & Mortgage Finance	2,291,876
	Total Common Stocks (cost $93,993,159)	100,292,019

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 1.0%
12,100	SPDR S&P Biotech ETF, (3)	$ 1,011,560
	Total Exchange-Traded Funds (cost $960,275)	1,011,560
	Total Long-Term Investments (cost $94,953,434)	101,303,579

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.9%
	Money Market Funds – 2.9%
2,938,057	First American Government Obligations Fund, Class X, (5)	2.325% (6)	$ 2,938,057
	Total Investments Purchased with Collateral from Securities Lending (cost $2,938,057)		2,938,057

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MONEY MARKET FUNDS – 1.3%
1,323,949	First American Treasury Obligations Fund, Class Z	2.268% (6)	$ 1,323,949
	Total Short-Term Investments (cost $1,323,949)		1,323,949
	Total Investments (cost $99,215,440) – 103.4%		105,565,585
	Other Assets Less Liabilities – (3.4)%		(3,474,569)
	Net Assets – 100%		$ 102,091,016
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$100,292,019	$ —	$ —	$100,292,019
Exchange-Traded Funds	1,011,560	—	—	1,011,560
Investments Purchased with Collateral from Securities Lending	2,938,057	—	—	2,938,057
Short-Term Investments:
Money Market Funds	1,323,949	—	—	1,323,949
Total	$105,565,585	$ —	$ —	$105,565,585

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$99,832,729
Gross unrealized:
Appreciation	$12,474,935
Depreciation	(6,742,079)
Net unrealized appreciation (depreciation) of investments	$ 5,732,856
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,883,076.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: April 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2019